Borrowings - Summary of non-cash changes in the group’s outstanding borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings [Roll Forward]
Beginning Borrowings	$ 764,570	$ 400,911
Financing Cash flows	170,460	268,964
Capitalized loan cost changes	1,657	(2,865)
Fair value changes, including accretion	(35,183)	(8,176)
Other changes	57,580	41,186
Foreign currency exchange difference	1,075	1,032
Conversion to Equity		(50,000)
Other non-cash movements		113,518
Ending Borrowings	960,159	764,570	$ 400,911
Gross private placement equity offering fee	4,141	0	0
Payments for debt issue costs	9,004	12,102	0
2022 Convertible Bonds and Aztiq Convertible Bond
Borrowings [Roll Forward]
Beginning Borrowings	98,234	0
Financing Cash flows	145,358	55,852
Capitalized loan cost changes	1,657	(2,865)
Fair value changes, including accretion	(36,071)	(40,245)
Other changes	27,603	1,528
Foreign currency exchange difference	(204)	444
Conversion to Equity		0
Other non-cash movements		83,520
Ending Borrowings	236,577	98,234	0
Proceeds from current borrowings	3,500
Payments for debt issue costs	9,000
Senior Bonds
Borrowings [Roll Forward]
Beginning Borrowings	530,506	394,129
Financing Cash flows	0	70,000
Capitalized loan cost changes	0	0
Fair value changes, including accretion	888	32,069
Other changes	18,017	34,308
Foreign currency exchange difference	0	0
Other non-cash movements		0
Ending Borrowings	549,411	530,506	394,129
Other borrowings
Borrowings [Roll Forward]
Beginning Borrowings	71,242	6,782
Financing Cash flows	25,102	33,112
Capitalized loan cost changes	0	0
Fair value changes, including accretion	0	0
Other changes	(8)	762
Foreign currency exchange difference	1,279	588
Other non-cash movements		29,998
Ending Borrowings	97,615	71,242	6,782
Alvogen Facility
Borrowings [Roll Forward]
Beginning Borrowings	64,588	0
Financing Cash flows	0	110,000
Capitalized loan cost changes	0	0
Fair value changes, including accretion	0	0
Other changes	11,968	4,588
Foreign currency exchange difference	0	0
Conversion to Equity		(50,000)
Other non-cash movements		0
Ending Borrowings	$ 76,556	$ 64,588	$ 0